Stock Based Compensation - Summary of Weighted Average Assumptions of Black-Scholes and Monte Carlo Option-Pricing Models (Detail) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2015 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	41.69%
Expected life (in years)	10 years
Weighted-average estimated fair value of options granted during the year	$ 7.47